(212) 318-6054

vadimavdeychik@paulhastings.com

November 1, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Brookfield Real Assets Income Fund Inc. (the “Fund”)

File Number: 811-23157

Ladies and Gentlemen:

Transmitted herewith for filing is a registration statement on Form N-14 under the Securities Act of 1933, as amended (the “Registration Statement”). This Registration Statement is being filed in connection with, among other things, the proposed reorganization of the Brookfield Global Listed Infrastructure Income Fund Inc. into the Brookfield Real Assets Income Fund Inc.

Please call the undersigned at (212) 318-6054 with any questions or comments you may have regarding the filing. Thank you.

Very truly yours,

/s/ Vadim Avdeychik

Vadim Avdeychik

for PAUL HASTINGS